DEBT (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
DEBT
Long-term debt, current portion	48,713,000		98,933,000
Long-term debt	976,585,000		1,037,997,000
Total debt	1,025,298,000		1,136,930,000
Fees paid to extend the facility	700,000	700,000
Bank credit facility
DEBT
Long-term debt	214,394,000		79,917,000
Unsecured, covenant-based bank credit facility			1,000,000,000
Basis points over bankers' acceptance rates (as a percent)			1.70%
Standby fees on undrawn portion of the facility as a percentage on drawn pricing			20.00%
Fees paid to extend the facility			600,000
Weighted average interest rate (as a percent)	2.60%		2.80%
Bank credit facility | Minimum
DEBT
Basis points over bankers' acceptance rates (as a percent)			1.50%
Bank credit facility | Maximum
DEBT
Basis points over bankers' acceptance rates (as a percent)			3.15%
Senior notes
DEBT
Long-term debt, current portion	48,713,000		98,933,000
Long-term debt	762,191,000		958,080,000